CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Adjustments to reconcile net income to net cash from
Depreciation and amortization of premises, equipment and intangibles	295	338	1,273	1,360	1,020
Net amortization (accretion) of securities, loans, deposits, and other			(4,801)	(7,199)	(1,012)
Net (accretion) of securities, loans, deposits, and other	(88)	(1,020)
Amortization of affordable housing tax credits			316	14
Provision for credit losses	184		(1,053)	4,974	1,386
Stock-based compensation	131	198	779	894	1,455
Deferred tax expense			5,083	1,289	1,361
Gain on sale of securities				(19)	(78)
Gain on sale of loans	(1,815)	(1,497)	(9,318)	(5,847)	(4,316)
Gain on sale of OREO			(142)		(1,218)
Increase in cash surrender value of life insurance	(198)	(185)	(824)	(560)	(579)
Loans originated and purchased for sale	(88,790)	(43,500)	(254,629)	(184,030)	(157,409)
Proceeds from loans sold	57,453	24,780	265,497	221,328	176,744
Other items	2,478	2,950	1,074	4,936	(1,232)
Net cash from operating activities	(21,503)	(12,443)	28,783	56,219	29,095
Investing activities
Decrease in interest-earning deposits		245	(255)	9,437	(7,262)
Securities available for sale:
Purchases	(24,920)	(1,000)	(29,557)	(12,485)	(5,471)
Maturities, prepayments and calls	6,126	1,152	4,353	4,403	4,115
Sales			0	5,083	5,514
Securities Held to Maturity:
Purchases			(4,926)
Maturities, Prepayments and Calls			1,100
Purchase of FHLB stock and other equity securities, net	(4,549)	(5)	(837)	(3,265)	(766)
Purchase of investment in qualified affordable housing projects	(2,500)		(5,000)	(1,000)
Net (increase) decrease in loans	(37,377)	(30,712)	(218,897)	40,290	(103,128)
Proceeds from sales of OREO			257		2,086
Purchase of life insurance		(10,000)	(10,000)
Net cash paid in connection with acquisition				(35,051)
Purchases of premises and equipment	(277)	(124)	(684)	(210)	(468)
Net cash from investing activities	(63,497)	(40,444)	(264,446)	7,202	(105,380)
Financing activities
Net increase in demand deposits and savings accounts	18,586	70,270	226,382	(47,679)	65,761
Net increase in time deposits	17,636	25,299	(41,772)	(58,235)	20,343
Net (decrease) increase in FHLB advances	(25,000)	10,000	25,000
Cash dividends paid	(1,275)	(3,848)	(5,118)	(2,554)	(3,114)
Issuance of subordinated debentures, net of issuance costs				49,274
Issuance of common stock, net of issuance costs			60,210
Exercise of stock options	3,540		2,296	595	491
Net cash from financing activities	13,487	101,721	266,998	(58,599)	83,481
Net (decrease) increase in cash and cash equivalents	(71,513)	48,834	31,335	4,822	7,196
Cash and cash equivalents at beginning of period	150,048	118,713	118,713	113,891	106,695
Cash and cash equivalents at end of period	78,535	167,547	150,048	118,713	113,891
Cash paid during the period:
Interest paid			13,848	12,342	6,872
Taxes paid			16,935	12,515	7,120
Non-cash investing and financing activities:
Transfer of loan to available for sale securities			1,000
Transfer from loans to OREO				540
Transfer of loans to held for sale	23,989	25,046	165,651	71,626	53,127
Loan to facilitate OREO			425
Securities held to maturity transferred to available for sale				433
Net change in unrealized holding gain on securities available for sale	$ (853)	$ 115	$ (176)	$ (107)	$ (161)